S000006019 [Member] Expense Example, No Redemption - Aggressive Growth Portfolio - Class C	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	$ 2,450